13F-HR
12/31/02

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy		New York, New York February 6,
2003

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value total:	$104,119


List of Other Included Managers:

No.	13F File Number		Name


















FORM 13F INFORMATION TABLE


























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY







(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED






























Celanese AG

COM

2507639

4527

208035

SH



Sole



208035

AMR Corp

COM

001765106

990

150000

SH



Sole



150000

AOL Time Warner

COM

00184A105

1310

100000

SH



Sole



100000

Abercrombie and Fitch Co.

COM

002896207

7161

350000

SH



Sole



350000

Amgen Inc

COM

031162100

13318

275500

SH



Sole



275500

Chicago Bridge & Iron Co NV

COM

167250109

10576

350200

SH



Sole





Citigroup Inc

COM

172967101

7038

200000

SH



Sole



200000

EMC Corporation

COM

268648102

2456

400000

SH



Sole



400000

Enpro Industries

COM

29355X107

4000

1000000

SH



Sole



1000000

Goodyear Tire and Rubber Co

COM

382550101

2724

400000

SH



Sole



400000

Home Depot Inc

COM

437076102

3603

150000

SH



Sole



150000

Micron Technology

COM

595112103

1224

125620

SH



Sole



125620

Nike Class B

Class B

654106103

5336

120000

SH



Sole



120000

Pharmaceutical Resources Inc.

COM

717125108

1490

50000

SH



Sole



50000

Quest Diagnostics Inc

COM

74834L100

4552

80000

SH



Sole



80000

Sanmina-SCI Corp

COM

800907107

3260

726000

SH



Sole



726000

Siebel Systems Inc

COM

826170102

1850

250000

SH



Sole



250000

Tenet Healthcare

COM

880336100

1640

100000

SH



Sole



100000

Titanium Metals Corporation

COM

888339108

2292

1200000

SH



Sole



1200000

Transkaryotic Therapies

COM

893735100

490

49500

SH



Sole



49500

USG Corp.

COM

903293405

16985

2010000

SH



Sole



2010000

Whitehall Jewellers Inc

COM

965063100

3038

319800

SH



Sole



319800

Sealed Air Corp Conv

Pfd Ser-A

81211K-20-9

4260

100000

SH



Sole



100000
